SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Foreign currency translation
Year-end spot rate	7.2672		7.0999
Average rate	7.2150	6.9283